Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

(in thousands)

	Balance-	Charged to	Charged to	Deductions
	Beginning of	Costs and	Other	from	Balance-End
Description	Period	Expense	Accounts	Reserves	of Period
Allowance for Doubtful Accounts

Year Ended December 31, 2011	$2,000	$906	$82	$1,069	$1,919
Year Ended December 31, 2010	2,450	663	—	1,113	2,000
Year Ended December 31, 2009	2,450	1,546	—	1,546	2,450

Allowance for Inventory Obsolescence

Year Ended December 31, 2011	$839	$(75)	$—	$(281)	$1,045
Year Ended December 31, 2010	782	51	—	(6)	839
Year Ended December 31, 2009	662	(1)	—	(121)	782

Income Tax Valuation Allowance

Year Ended December 31, 2011	$11,958	$3,094	$—	$—	$15,052
Year Ended December 31, 2010	—	11,958	—	—	11,958
Year Ended December 31, 2009	—	—	—	—	—